Pruco Life Insurance Company of New Jersey
                         Strategic Partners Annuity One
                             Strategic Partners Plus


                        Supplement, dated January 7, 2002
                                       To
                      Prospectus, dated September 24, 2001


     In the "Other Information" section of the prospectus, under the heading "Sale and Distribution of the Contract," we change the reference to a "commission of up to 7% of your Purchase Payments" to refer instead to "a commission of up to 8% of your Purchase Payments."


PLNJSPAOSUPP Ed. 1-02